Summary of Stock Option Activity (Detail) (USD $)	6 Months Ended
Jun. 30, 2014
Options
Granted	231,055
Vested
Ending Balance	231,055
Exercisable at June 30, 2014
Weighted-Average Exercise Price
Granted	$ 24.29
Ending Balance	$ 24.29
Exercisable at June 30, 2014
Weighted-Average Remaining Contractual Term (years)
Granted	9 years 9 months 18 days
Ending Balance	9 years 9 months 18 days
Aggregate Intrinsic Value, End of period	$ 1,176,070